Advances to Suppliers, Net	12 Months Ended
Sep. 30, 2021
Major Suppliers [Abstract]
ADVANCES TO SUPPLIERS, NET

6. ADVANCES TO SUPPLIERS, NET

As of September 30, 2020 and 2021, advances to suppliers and allowance for doubtful accounts consisted of the following:

	As of September 30,
	2020	2021
Prepayment for purchase of e-bicycles materials	$956,192	$4,094,894
Prepayment for purchase of battery packs	1,584,605	2,953,616
Prepayment for purchase of battery cells for trading business	84,354	-
Prepayment for service fees related to e-bicycles manufacturing licenses	120,936	-
Others	38,650	444,444
	2,784,737	7,492,954
Less: allowance for doubtful accounts	(84,354)	(88,416)
Advances to suppliers, net	$2,700,383	$7,404,538